N-2 - USD ($)			3 Months Ended												12 Months Ended
		Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cover [Abstract]
Entity Central Index Key															0001578987
Amendment Flag															false
Document Type															N-CSR
Entity Registrant Name															ArrowMark Financial Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of offering price):
Sales Load(1)	3.00%
Offering Expenses(2)	0.12%
Dividend Reinvestment Plan Expenses(3)	None
Total Stockholder Transaction Expenses	3.12%
(1)	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
(2)	The related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.
(3)	The expenses associated with the administration of our dividend reinvestment plan are included in “Other Expenses.” Participants in the dividend reinvestment plan that instruct the plan administrator to sell shares obtained under the plan may be accessed a $15 transaction fee by the plan administrator and the proceeds of such sale will be net of brokerage commissions, fees and transaction costs. For more details about the plan, see “Dividend Reinvestment Plan.”

Sales Load [Percent]	[1]														3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]														0.12%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common stock):
Management Fees(4)	2.50%
Interest payments on borrowed funds(5)	3.15%
Acquired fund fees and expenses(6)	0.00%
Other Expenses (estimated for the current fiscal year)(7)	1.69%
Total Annual Expenses(8)	7.34%

(4)	For the purposes of calculating our expenses, we have assumed the maximum contractual management fee of 1.75% of Managed Assets. See “Management—Management Agreement.”
(5)	We entered into a revolving credit agreement on June 9, 2014. Interest expense assumes that leverage will represent approximately 30% of our Managed Assets (as defined under “Management—Management Agreement — Management Fee”) and charge interest or involve payment at a rate set by an interest rate transaction at the rate of 7.16% as of February 2, 2023. We have assumed for purposes of these expense estimates that we will utilize leverage for the entire year.
(6)	Includes fees and expenses of approximately 0.00% incurred indirectly as a result of investment in shares of one or more “Acquired Funds,” which include (i) investment companies, or (ii) companies that would be an investment company under Section 3(a) of the 1940 Act except for exceptions under Sections 3(c)(1) and 3(c)(7) under the 1940 Act.
(7)	Pursuant to the management agreement, our Adviser furnishes us, or arranges for the furnishing of office facilities and clerical and administrative services necessary for our operation (other than services provided by our custodian, accounting agent, administrator, dividend and interest paying agent and other service providers). We bear all expenses incurred in our operations, and we will bear the expenses related to any future offering. “Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses.
(8)	Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund” fees and expenses.

Management Fees [Percent]	[3]														2.50%
Interest Expenses on Borrowings [Percent]	[4]														3.15%
Acquired Fund Fees and Expenses [Percent]	[5]														0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[6]														1.69%
Total Annual Expenses [Percent]	[7]														7.34%
Expense Example [Table Text Block]

Example

The following example demonstrates the hypothetical dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. These amounts are based upon the assumption that our annual operating expenses remain at the levels set forth in the table above and that the annual return on investments before fees and expenses is 5%.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$101	$237	$367	$664

The purpose of the table and example above is to assist you in understanding the various costs and expenses that an investor in any future offering will bear directly or indirectly. The example and the expenses in the tables above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown.

Moreover, while the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all distributions at NAV, participants in our dividend reinvestment plan may receive common stock valued at the market price in effect at that time. This price may be at, above or below NAV. See “Dividend Reinvestment Plan” for additional information regarding our dividend reinvestment plan.

Expense Example, Year 01															$ 101
Expense Example, Years 1 to 3															237
Expense Example, Years 1 to 5															367
Expense Example, Years 1 to 10															$ 664
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear, directly or indirectly. Other expenses are estimated and may vary. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses. We caution you that certain of the indicated percentages in the table below indicating annual expenses are estimates and may vary.

Basis of Transaction Fees, Note [Text Block]															as a percentage of net assets attributable to common stock
Other Expenses, Note [Text Block]															“Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses.
Acquired Fund Total Annual Expenses, Note [Text Block]															Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund” fees and expenses.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Year(a)	Total Amount Outstanding(b)		Asset Coverage Per Unit(c)	Average Market Value (excludes Bank Loans)
Credit Facility
Fiscal 2013 (as of December 31, 2013)	N/A	(d)	N/A(d)	N/A(d)
Fiscal 2014 (as of December 31, 2014)	$22,500,000		$7,317	N/A
Fiscal 2015 (as of December 31, 2015)	$25,000,000		$6,631	N/A
Fiscal 2016 (as of December 31, 2016)	$61,500,000		$3,253	N/A
Fiscal 2017 (as of December 31, 2017)	$25,750,000		$6,478	N/A
Fiscal 2018 (as of December 31, 2018)	$51,000,000		$3,753	N/A
Fiscal 2019 (as of December 31, 2019)	$17,700,000		$9,090	N/A
Fiscal 2020 (as of December 31, 2020)	$43,000,000		$4,274	N/A
Fiscal 2021 (as of December 31, 2021)	$60,000,000		$3,558	N/A
Fiscal 2022 (as of December 31, 2022)	$55,600,000		$3,656	N/A

(a)	On June 9, 2014, the Company entered into the Credit Facility, a revolving credit agreement which had an initial aggregate principal amount of up to $45,000,000 and stated maturity date of June 9, 2019. The interest rate applicable to borrowings thereunder was generally LIBOR plus an applicable margin of 2.85%. The Credit Facility’s commitment was increased to $70 million on January 16, 2015.The Credit Facility was further amended in May 2017 to reflect a single lender, Texas Capital Bank, N.A., a reduced rate of LIBOR +2.35% and a maximum borrowing amount of $62 million. In May 2022, the Credit Facility was further amended to reflect the addition of two lenders, a new rate of SOFR +2.61% and a maximum borrowing amount of $70 million. See “Leverage—Effects of Leverage” for a description of our revolving credit agreement.
(b)	Total amount of each class of senior securities outstanding at the end of the period.
(c)	The asset coverage ratio for senior securities representing indebtedness is calculated as our consolidated total assets, less all consolidated liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit.
(d)	No credit facility was in place in 2013. The credit facility was put in place during 2014. See (a).

Senior Securities Amount	[8],[9]														$ 55,600,000	$ 60,000,000	$ 43,000,000	$ 17,700,000	$ 51,000,000	$ 25,750,000	$ 61,500,000	$ 25,000,000	$ 22,500,000
Senior Securities Coverage per Unit	[8],[10]														$ 3,656	$ 3,558	$ 4,274	$ 9,090	$ 3,753	$ 6,478	$ 3,253	$ 6,631	$ 7,317
Senior Securities, Note [Text Block]

Information in the table below has been audited by Tait, Weller & Baker LLP, the Company’s independent registered public accounting firm. The Company did not have any senior securities outstanding prior to June 9, 2014. Borrowings under the Credit Facility for the fiscal years ended December 31, 2022, 2021, 2020, 2019, 2018, 2017 and 2016 were as follows:

Class and Year(a)	Total Amount Outstanding(b)		Asset Coverage Per Unit(c)	Average Market Value (excludes Bank Loans)
Credit Facility
Fiscal 2013 (as of December 31, 2013)	N/A	(d)	N/A(d)	N/A(d)
Fiscal 2014 (as of December 31, 2014)	$22,500,000		$7,317	N/A
Fiscal 2015 (as of December 31, 2015)	$25,000,000		$6,631	N/A
Fiscal 2016 (as of December 31, 2016)	$61,500,000		$3,253	N/A
Fiscal 2017 (as of December 31, 2017)	$25,750,000		$6,478	N/A
Fiscal 2018 (as of December 31, 2018)	$51,000,000		$3,753	N/A
Fiscal 2019 (as of December 31, 2019)	$17,700,000		$9,090	N/A
Fiscal 2020 (as of December 31, 2020)	$43,000,000		$4,274	N/A
Fiscal 2021 (as of December 31, 2021)	$60,000,000		$3,558	N/A
Fiscal 2022 (as of December 31, 2022)	$55,600,000		$3,656	N/A

(a)	On June 9, 2014, the Company entered into the Credit Facility, a revolving credit agreement which had an initial aggregate principal amount of up to $45,000,000 and stated maturity date of June 9, 2019. The interest rate applicable to borrowings thereunder was generally LIBOR plus an applicable margin of 2.85%. The Credit Facility’s commitment was increased to $70 million on January 16, 2015.The Credit Facility was further amended in May 2017 to reflect a single lender, Texas Capital Bank, N.A., a reduced rate of LIBOR +2.35% and a maximum borrowing amount of $62 million. In May 2022, the Credit Facility was further amended to reflect the addition of two lenders, a new rate of SOFR +2.61% and a maximum borrowing amount of $70 million. See “Leverage—Effects of Leverage” for a description of our revolving credit agreement.
(b)	Total amount of each class of senior securities outstanding at the end of the period.
(c)	The asset coverage ratio for senior securities representing indebtedness is calculated as our consolidated total assets, less all consolidated liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit.
(d)	No credit facility was in place in 2013. The credit facility was put in place during 2014. See (a).

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives

ArrowMark Financial Corp.’s primary investment objective is to provide stockholders with current income, and to a lesser extent, capital appreciation. There can be no assurance that the Company will achieve the investment objectives.

Investment Strategies

The Company is focused on income generation, capital preservation, and providing risk-adjusted rates of return. The Company attempts to achieve its investment objective through investment in preferred equity, debt and subordinated debt, structured notes and securities, convertible securities, regulatory capital securities and common equity issued or structured by banks and financial institutions including community banks, larger regional, national and money center banks domiciled in the United States and foreign and global money center banks. (“banking-related securities”). The Company makes investments that will generally be expected to pay the Company dividends and interest on a current basis and generate capital gains over time. The Company may seek to enhance the Company’s returns through the use of warrants, options and other equity conversion features. The Company has a policy to invest, under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in such banking-related securities.

The Company focuses its portfolio on making long-term, passive, non-control investments in the banking sector, including “regulatory capital securities” which are securities issued or structured by banks seeking capital that is treated more favorably under banking regulations than other types of capital, acquisitions and other refinancing activities regulatory capital securities are issued or structured by a bank to maintain or reduce its regulatory capital requirements by transferring certain credit risks to investors. Regulatory capital securities may be structured in a variety of ways and are highly bespoke to the needs of the bank or other deposit-taking institution involved. Regulatory capital securities may be in the form of structured notes (e.g., credit-linked notes), contingent convertible securities, and other structured products or transactions. The Company intends to continue to direct investments in numerous issuers differentiated by asset size, business models and geographies. The Company also may invest in an option strategy that will normally consist of writing (selling) call options on bank equity securities in the Company’s portfolio (“covered calls”). The Company invests in foreign securities and the Company is not limited in the amount of assets the Company may invest in such foreign securities.

The Company indirectly invests in securities issued or structured by banks through structured securities and credit derivatives, including collateralized loan obligations (CLOs) and credit-linked notes. The Company currently invests in credit-linked notes for which the performance and payment of principal and interest is tied to a reference asset such as a pool of loans originated by a bank and held on its balance sheet. The Company also invests in equity and junior debt tranches of CLOs, and other debt securitizations, that are collateralized by a portfolio consisting primarily of unsecured, subordinated loans made to (and, to a lesser extent, unsecured, subordinated debentures and notes issued by) community banks or savings institutions or their respective holding companies. The Company may also invest in other securities and instruments that are related to these investments or that the Adviser believes are consistent with the Company’s investment objectives, including senior debt tranches of CLOs and loan accumulation facilities. These indirect investments provide exposure to and focus on the same types of direct investments that the Company makes in banking companies and, accordingly, the Company’s investments in structured securities (such as credit-linked notes and CLOs) and credit derivatives that provide exposure to the banking industry are considered an investment in banking securities. The loans or other assets pledged as collateral in these securitizations may not be publicly rated by any rating agency, and may have greater credit and liquidity risks than investment-grade corporate obligations that are publicly rated. The Company believes that the use of such instruments complements the Company’s overall strategy and enhance the diversity of the Company’s holdings.

The Company may also incur additional leverage to the extent permitted by the Investment Company Act. Although the Company normally seeks to invest substantially all of the Company’s assets in banking-related securities, the Company reserves the ability to invest up to 20% of the Company’s assets in other types of securities and instruments.

Additionally, the Company may take temporary defensive positions that are inconsistent with the Company’s investment strategy in attempting to respond to adverse market, economic, political or other conditions. If the Company does so, the Company may not achieve the Company’s investment objective. The Company may also choose not to take defensive positions.

Investment Restrictions

The restrictions listed below are policies of the Company. Except as described herein, the Company may not alter these policies without the approval of the holders of a majority of its outstanding shares. For purposes of the foregoing, “a majority of the outstanding shares” means (i) 67% or more of such shares present at a meeting, if the holders of more than 50% of such shares are present or represented by proxy, or (ii) more than 50% of such shares, whichever is less. Unless otherwise indicated, all limitations applicable to the Company’s investments apply only at the time a transaction is entered into. Any subsequent change in the percentage of the Company’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Company’s total assets, will not require the Company to dispose of an investment.

1.	The Company may borrow money, make loans or issue senior securities to the fullest extent permitted by the Investment Company Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

2.	Except with respect to the banking industry, no more than 25% of the Company’s total assets may be invested in a particular industry or group of industries. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or securities issued by other investment companies are not considered to represent an industry.

3.	The Company may purchase or sell commodities, commodities contracts, futures contracts and related options, options, forward contracts or real estate to the fullest extent permitted by the

Investment Company Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

4.	The Company may underwrite securities to the fullest extent permitted by the Investment Company Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

The investment restrictions set forth above limit the Company’s ability to engage in certain practices and purchase securities and other instruments other than as permitted by, or consistent with, the Investment Company Act. These limitations are based either on the Investment Company Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by the Company, to determine if a certain practice or the purchase of securities or other instruments is permitted by the Investment Company Act, the rules or regulations thereunder or applicable orders of the SEC. As a result, the foregoing investment policies may be interpreted differently over time as the statute, rules, regulations or orders (or, if applicable, interpretations) that relate to the meaning and effect of these policies change, and no stockholder vote will be required or sought.

Risk Factors [Table Text Block]

Principal Risks

An investment in the Company’s securities involves risk, and the Company urges you to consult your tax and legal advisors before making an investment in the Company’s securities. You could lose some or all of your investment. There can be no assurance that the Company will achieve the Company’s investment objective.

An investment in the Company’s common stock involves significant risks, including:

Risks Related to Investing in the Banking Sector.

The Company’s assets will be concentrated in the banking industry, potentially exposing the Company to greater risks than companies that invest in multiple sectors.

• The Company primarily invests in equity and debt securities issued by banks, subjecting the Company to unique risks.

• All of the Company’s investments are subject to liquidity risk, but the Company may face higher liquidity risk if the Company invests in debt obligations and other securities that are unrated and issued by banks that have no corporate rating.

• The Company expects to keep the Company’s portfolio of securities and investments focused on the bank sector, which would make the Company more economically vulnerable in the event of a downturn in the banking industry.

• A large number of banks may fail during times of economic stress.

• The Company expects to keep the Company’s portfolio of securities and investments focused on the bank sector including community banks whose business is subject to greater lending risks than larger banks.

Risks Related to Banking Regulations and Banking Investments Affecting the Company’s Business

• The banking institutions in which the Company invests, including global money center banks, are subject to substantial regulations that could adversely affect their ability to operate and the value of the Company’s investments. In addition, geopolitical instability, natural disasters, including outbreaks of infectious diseases, or in times of significant global market downturns, which may impact the value of regulatory capital securities or other investments.

• Regulatory capital securities are subject to several risks. Banking regulators could change or amend existing banking regulations which could affect the regulatory treatment of regulatory capital securities, where stricter regulation could make regulatory capital securities less desirable, or undesirable, for banks to issue, reducing the supply of new investments. Should an adverse regulatory development occur in the future, it would likely result in the bank issuer of such securities being able to redeem an investment early, which subjects the Company to reinvestment risk. Regulatory capital securities remain subject to the same sector specific and other risks as any banking-related investment that the Company may acquire, including, but not limited to, credit risk, interest rate risk, currency risk, prepayments, adverse changes in market value or liquidity and the quality of the loans extended by each bank to its clients.

• The Company may become subject to adverse current or future banking regulations.

• Ownership of the Company’s stock by certain types of regulated institutions may subject the Company to additional regulations.

• Investments in banking institutions and transactions related to the Company’s portfolio investments may require approval from one or more regulatory authorities.

• If the Company were deemed to be a bank holding company or thrift holding company, bank holding companies or thrift holding companies that invest in the Company would be subject to certain restrictions and regulations.

• The Financial Accounting Standards Board, or FASB, has issued a new credit impairment model, the Current Expected Credit Loss, or CECL model, which must be implemented by banks and certain other companies beginning in 2021. Under the CECL model, entities subject to the model will be required to present certain financial assets carried at amortized cost, such as loans held for investment and held-to-maturity debt securities, at the net amount expected to be collected. The measurement of expected credit losses is to be based on information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This measurement will take place at the time the financial asset is first added to the balance sheet and periodically thereafter. This differs significantly from the "incurred loss" model, which delays recognition until it is probable a loss has been incurred. CECL may create more volatility in the companies in which the Company invests, and this in turn could affect the value of the Company’s portfolio.

Risks Related to the Company’s Investments

• The Company’s investments will be subject to dividend and interest rate fluctuations, and the Company is subject to interest rate risk. In particular, the Company’s investments in subordinated or unsecured debt securities that are perpetual or have maturities in excess of ten years subject the Company to a high degree of interest rate risk.

• Most of the Company’s assets will be unrated, illiquid, and their fair value may not be readily determinable. As a consequence, the Company may be unable to sell such assets at an attractive value for a period of time, if at all. The assets in which the Company invests may not be publicly rated by any rating agency, and may have greater credit and liquidity risks than investment-grade corporate obligations that are publicly rated.

• The Company’s investments in regulatory capital securities subject the Company to the risks of underlying bank assets.

• Risks of credit-linked notes include those risks associated with fixed-income instruments and those of the underlying reference instrument or credit obligation including but not limited to market risk, interest rate risk, credit (default) risk, counterparty risk, valuation risk, foreign security and foreign currency risk.

• The Company may acquire CLO equity and junior debt securities that are subordinated to more senior tranches of CLO debt. CLOs present risks including credit(default), interest rate and prepayment risks. Investors in CLO securities indirectly bear risks of the collateral held by such CLOs. The prices of CLOs (and, therefore, the prices of the CLOs’ securities) are influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. CLO interests are generally thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO securities are illiquid and the price at which these securities are sold may be less than the price used to calculate the Company’s NAV. CLO equity and junior debt securities are typically highly levered and, therefore, the junior debt and equity tranches in which the Company is currently invested and in which it may invest will be subject to a higher degree of risk of total loss. The loans or other assets pledged as collateral in a CLO may not be publicly rated by any rating agency, and may have greater credit and liquidity risks than investment-grade corporate obligations that are publicly rated.

• Foreign securities may experience greater price volatility and changes in value. Investments denominated in foreign currencies as well as currency hedge transactions will be subject to fluctuations in value.

• Derivatives transactions may limit the ’s income or result in losses.

• The Company may invest in securities rated below investment grade or which are unrated. Securities rated below investment grade and certain unrated securities are considered to be speculative, “high yield,” or “junk” and are subject to greater market and credit risks, and accordingly, that the risk of non-payment or default is higher than investment-grade securities. In addition, such securities may be more sensitive to interest rate changes and more likely to receive early returns of principal in falling rate environments.

Risks Related to the Company’s Use of Leverage

• The Company currently has a bank loan to finance investments as a form of leverage. the Company also has authority to issue preferred stock or engage in reverse repurchase agreements to finance investments.

• Leverage exaggerates the effects of market downturns or upturns on the NAV and market value of the Company’s common stock, as well as on distributions to holders of the Company’s common stock.

• Leverage can also increase the volatility of the Company’s NAV, and expenses related to leverage can reduce the Company’s income.

• In the case of leverage, if the Company’s assets decline in value so that asset coverage requirements for any borrowings or preferred stock would not be met, the Company may be prevented from paying distributions, which could jeopardize the Company’s qualification for pass- through tax treatment, make the Company liable for excise taxes and/or force the Company to sell portfolio securities at an inopportune time.

• The use of leverage through investments such as CLO equity or junior debt securities that inherently involve leverage, may magnify the Company’s risk of loss. CLO equity or junior debt securities are very highly leveraged, and therefore the CLO securities in which the Company is currently invested and in which the Company intends to invest are subject to a higher degree of loss since the use of leverage magnifies losses.

• The Company utilizes a revolving credit agreement with Texas Capital Bank to provide for a maximum borrowing amount of $62 million and a fee of London Interbank Offered Rate (“LIBOR”) +2.35%, with a maturity date of May 2022 (the “Credit Facility”). The United Kingdom’s Financial Conduct Authority had announced plans to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR.

•  The Credit Facility imposes asset coverage requirements, which are more stringent than those imposed by the Investment Company Act, or by the Company’s policies. In addition, the Company agreed not to purchase assets not contemplated by the investment policies and restrictions in effect when the Credit Facility became effective unless changes to these policies and restrictions are consented to by Texas Capital Bank.

• The covenants or guidelines under the Credit Facility could impede the Adviser from fully managing the Company’s portfolio in accordance with the Company’s investment objectives and policies. Furthermore, non-compliance with such covenants or the occurrence of other events could lead to the cancellation of the Credit Facility.

• For as long as the Credit Facility remains in effect, the Company may not incur additional debt under any other facility, except in limited circumstances.

• The Credit Facility allows the Company to prepay borrowings under the Credit Facility at any time. The Company does not anticipate that such guidelines will have a material adverse effect on the holders of the Company’s common stock or on the Company’s ability to achieve the Company’s investment objectives. The Company may also consider alternative measures of obtaining leverage in the future.

Risks Related to the Company’s Operations

• The Company’s performance is highly dependent on the Adviser. The Adviser may rely on assumptions that prove to be incorrect.

• The Adviser and its affiliates may serve as investment adviser to other funds, investment vehicles and investors, which may create conflicts of interest not in the best interest of the Company or the Company’s stockholders.

• The Company may generate low or negative rates of return on capital, and the Company may not be able to execute the Company’s business plans as expected, if at all.

• The Company’s business model depends to a significant extent upon strong referral relationships, and the Company’s inability to maintain or develop these relationships, as well as the failure of these relationships to generate investment opportunities, could adversely affect the Company’s business.

• If the Company is unable to source investments effectively, the Company may be unable to achieve the Company’s investment objective.

• The Company’s quarterly results may fluctuate.

• The Company makes distributions to the Company’s stockholders on a quarterly basis. If the amount of any distribution exceeds the Company’s net investment income or capital gains, then all or a portion of such distribution could constitute a return of capital to stockholders rather than dividend income for tax purposes. A return of capital distribution has the effect of lowering stockholders’ basis in their shares, which will result in higher tax liability when the shares are sold, even if such shares have not increased in value or have, in fact, lost value. In addition to the tax consequences, such a distribution is a return of a shareholder’s own investment, but distributed net of Company expenses, and will decrease the funds available for investment by the Company.

• Financing arrangements with lenders or preferred shareholders may limit the Company’s ability to make dividend payments to the Company’s stockholders.

• The Company may change the Company’s business strategy and operational policies without stockholder consent (unless stockholder consent is specifically required by the Investment Company Act), which may result in a determination to pursue riskier business activities.

• Laws and regulations may prohibit the banks in which the Company invests from paying interest and/or dividends to the Company.

• Legal and regulatory changes could occur that may adversely affect the Company.

• The Company may be required to register as a commodity pool operator.

• Market fluctuations caused by force majeure, terrorism, global pandemics, or certain other acts may adversely affect the Company’s performance. The recent global outbreak of the COVID-19 virus and the resulting pandemic has disrupted economic markets and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The operational and financial performance of some of the portfolio banks in which the Company makes investments may be impacted by COVID-19, which may in turn impact the valuation of the Company’s investments and results of the Company’s operations.

• Changes in interest rates may affect the Company’s net investment income, reinvestment risk and the probability of defaults of the Company’s investments.

Risks Related to the Adviser and/or its Affiliates

• The Company’s performance is dependent on the Adviser, and the Company may not find a suitable replacement if the management agreement is terminated.

• The departure or death of any of the members of senior management of the Adviser or ArrowMark Partners may adversely affect the Company’s ability to achieve the Company’s business objective; The Company’s management agreement does not require the availability to the Company of any particular individuals.

• If the Adviser ceases to be the Company’s manager under the Company’s management agreement, financial institutions that provided the Company’s credit facilities may not provide future financing to the Company.

• The Adviser’s liability is limited under the Company’s management agreement, and the Company has agreed to indemnify the Adviser against certain liabilities.

• There may be potential conflicts of interest between the Company’s management and the Adviser, on one hand, and the interest of the Company’s common stockholders, on the other.

• The Company is limited in the Company’s ability to conduct transactions with affiliates.

• The Adviser’s investment committee is not independent from its management.

• The Company may compete with the Adviser’s current and future investment vehicles for access to capital and assets.

• There may be other conflicts of interest in the Company’s relationship with the Adviser and/or its affiliates that could negatively affect the Company’s earnings.

• The Adviser’s management of the Company’s business is subject to the oversight of the Company’s board of directors, but the Company’s board of directors will not approve each business decision made by the Adviser.

• The Adviser may be incentivized to incur additional leverage, up to the extent permitted by regulations, even if additional leverage is not in the best interests of the Company’s stockholders.

Risks Related to Offerings

• The price for the Company’s common stock may be volatile.

• The price for the Company’s common stock is subject to market risk.

• Future offerings of debt securities or preferred stock, which would rank senior to the Company’s common stock upon the Company’s liquidation, and future offerings of equity securities, which would dilute the Company’s existing stockholders and may be senior to the Company’s common stock for the purposes of dividend and liquidating distributions, may adversely affect the market value of the Company’s common stock.

Risks Related to Taxation

• Despite the Company’s election to be treated as a RIC, the Company may not be able to meet the requirements to maintain an election to be treated as a RIC.

• The Company will be subject to corporate-level federal income tax on all of the Company’s income if the Company is unable to maintain RIC status under Subchapter M of the Code.

• Whether an investment in a RIC is appropriate for a Non-U.S. Stockholder will depend upon the Non-U.S. Stockholder’s particular circumstances.

Annual Dividend Payment															$ 1.66
Share Price [Table Text Block]
During	NAV per Share on Date of Market Price(1)		NASDAQ Global Select Market Price Per Share(2)		Premium/ (Discount) to NAV on Date of Market Price(3)		Trading
Quarter Ended	High	Low	High	Low	High	Low	Volume(4)
March 31, 2020	$19.00	$19.00	$22.96	$9.25	20.8%	(51.3)%	1,914,534
June 30, 2020	$20.27	$20.27	$18.55	$12.46	(8.5)%	(38.5)%	981,721
September 30, 2020	$20.89	$20.89	$20.09	$15.33	(3.8)%	(26.6)%	877,204
December 31, 2020	$21.44	$21.44	$21.20	$17.81	(1.1)%	(16.9)%	845,623
March 31, 2021	$21.62	$21.62	$21.00	$19.22	(2.9)%	(11.1)%	1,058,800
June 30, 2021	$21.85	$21.85	$22.20	$19.52	1.6%	(10.7)%	1,279,200
September 30, 2021	$21.86	$21.86	$22.60	$21.07	3.4%	(3.6)%	654,941
December 31, 2021	$21.70	$21.70	$24.19	$21.10	11.5%	(2.8)%	668,890
March 31, 2022	$21.44	$21.44	$21.75	$21.20	1.4%	(1.1)%	701,814
June 30, 2022	$20.94	$20.94	$19.69	$19.07	(6.0)%	(8.9)%	753,477
September 30, 2022	$20.74	$20.74	$17.40	$16.86	(16.1)%	(18.7)%	934,517
December 31, 2022	$20.79	$20.79	$17.31	$16.83	(16.7)%	(19.0)%	1,160,000

(1)	Based on our computations.
(2)	Source: The NASDAQ Global Select Market.
(3)	Based on our computations.
(4)	Source: Bloomberg.

Lowest Price or Bid	[11]		$ 16.83	$ 16.86	$ 19.07	$ 21.2	$ 21.1	$ 21.07	$ 19.52	$ 19.22	$ 17.81	$ 15.33	$ 12.46	$ 9.25
Highest Price or Bid	[11]		17.31	17.4	19.69	21.75	24.19	22.6	22.2	21	21.2	20.09	18.55	22.96
Lowest Price or Bid, NAV	[12]		20.79	20.74	20.94	21.44	21.7	21.86	21.85	21.62	21.44	20.89	20.27	19
Highest Price or Bid, NAV	[12]		$ 20.79	$ 20.74	$ 20.94	$ 21.44	$ 21.7	$ 21.86	$ 21.85	$ 21.62	$ 21.44	$ 20.89	$ 20.27	$ 19
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[13]		(16.70%)	(16.10%)	(6.00%)	1.40%	11.50%	3.40%	1.60%	(2.90%)	(1.10%)	(3.80%)	(8.50%)	20.80%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[13]		(19.00%)	(18.70%)	(8.90%)	(1.10%)	(2.80%)	(3.60%)	(10.70%)	(11.10%)	(16.90%)	(26.60%)	(38.50%)	(51.30%)
Latest Share Price		$ 17.04
Latest Premium (Discount) to NAV [Percent]		18.04%
Latest NAV		$ 20.79
Risks Related To Investing In Banking Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investing in the Banking Sector.

The Company’s assets will be concentrated in the banking industry, potentially exposing the Company to greater risks than companies that invest in multiple sectors.

• The Company primarily invests in equity and debt securities issued by banks, subjecting the Company to unique risks.

• All of the Company’s investments are subject to liquidity risk, but the Company may face higher liquidity risk if the Company invests in debt obligations and other securities that are unrated and issued by banks that have no corporate rating.

• The Company expects to keep the Company’s portfolio of securities and investments focused on the bank sector, which would make the Company more economically vulnerable in the event of a downturn in the banking industry.

• A large number of banks may fail during times of economic stress.

• The Company expects to keep the Company’s portfolio of securities and investments focused on the bank sector including community banks whose business is subject to greater lending risks than larger banks.

Risks Related To Banking Regulations And Banking Investments Affecting Company Business [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Banking Regulations and Banking Investments Affecting the Company’s Business

• The banking institutions in which the Company invests, including global money center banks, are subject to substantial regulations that could adversely affect their ability to operate and the value of the Company’s investments. In addition, geopolitical instability, natural disasters, including outbreaks of infectious diseases, or in times of significant global market downturns, which may impact the value of regulatory capital securities or other investments.

• Regulatory capital securities are subject to several risks. Banking regulators could change or amend existing banking regulations which could affect the regulatory treatment of regulatory capital securities, where stricter regulation could make regulatory capital securities less desirable, or undesirable, for banks to issue, reducing the supply of new investments. Should an adverse regulatory development occur in the future, it would likely result in the bank issuer of such securities being able to redeem an investment early, which subjects the Company to reinvestment risk. Regulatory capital securities remain subject to the same sector specific and other risks as any banking-related investment that the Company may acquire, including, but not limited to, credit risk, interest rate risk, currency risk, prepayments, adverse changes in market value or liquidity and the quality of the loans extended by each bank to its clients.

• The Company may become subject to adverse current or future banking regulations.

• Ownership of the Company’s stock by certain types of regulated institutions may subject the Company to additional regulations.

• Investments in banking institutions and transactions related to the Company’s portfolio investments may require approval from one or more regulatory authorities.

• If the Company were deemed to be a bank holding company or thrift holding company, bank holding companies or thrift holding companies that invest in the Company would be subject to certain restrictions and regulations.

• The Financial Accounting Standards Board, or FASB, has issued a new credit impairment model, the Current Expected Credit Loss, or CECL model, which must be implemented by banks and certain other companies beginning in 2021. Under the CECL model, entities subject to the model will be required to present certain financial assets carried at amortized cost, such as loans held for investment and held-to-maturity debt securities, at the net amount expected to be collected. The measurement of expected credit losses is to be based on information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This measurement will take place at the time the financial asset is first added to the balance sheet and periodically thereafter. This differs significantly from the "incurred loss" model, which delays recognition until it is probable a loss has been incurred. CECL may create more volatility in the companies in which the Company invests, and this in turn could affect the value of the Company’s portfolio.

Risks Related To Company Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Company’s Investments

• The Company’s investments will be subject to dividend and interest rate fluctuations, and the Company is subject to interest rate risk. In particular, the Company’s investments in subordinated or unsecured debt securities that are perpetual or have maturities in excess of ten years subject the Company to a high degree of interest rate risk.

• Most of the Company’s assets will be unrated, illiquid, and their fair value may not be readily determinable. As a consequence, the Company may be unable to sell such assets at an attractive value for a period of time, if at all. The assets in which the Company invests may not be publicly rated by any rating agency, and may have greater credit and liquidity risks than investment-grade corporate obligations that are publicly rated.

• The Company’s investments in regulatory capital securities subject the Company to the risks of underlying bank assets.

• Risks of credit-linked notes include those risks associated with fixed-income instruments and those of the underlying reference instrument or credit obligation including but not limited to market risk, interest rate risk, credit (default) risk, counterparty risk, valuation risk, foreign security and foreign currency risk.

• The Company may acquire CLO equity and junior debt securities that are subordinated to more senior tranches of CLO debt. CLOs present risks including credit(default), interest rate and prepayment risks. Investors in CLO securities indirectly bear risks of the collateral held by such CLOs. The prices of CLOs (and, therefore, the prices of the CLOs’ securities) are influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. CLO interests are generally thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO securities are illiquid and the price at which these securities are sold may be less than the price used to calculate the Company’s NAV. CLO equity and junior debt securities are typically highly levered and, therefore, the junior debt and equity tranches in which the Company is currently invested and in which it may invest will be subject to a higher degree of risk of total loss. The loans or other assets pledged as collateral in a CLO may not be publicly rated by any rating agency, and may have greater credit and liquidity risks than investment-grade corporate obligations that are publicly rated.

• Foreign securities may experience greater price volatility and changes in value. Investments denominated in foreign currencies as well as currency hedge transactions will be subject to fluctuations in value.

• Derivatives transactions may limit the ’s income or result in losses.

• The Company may invest in securities rated below investment grade or which are unrated. Securities rated below investment grade and certain unrated securities are considered to be speculative, “high yield,” or “junk” and are subject to greater market and credit risks, and accordingly, that the risk of non-payment or default is higher than investment-grade securities. In addition, such securities may be more sensitive to interest rate changes and more likely to receive early returns of principal in falling rate environments.

Risks Related To Use Of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Company’s Use of Leverage

• The Company currently has a bank loan to finance investments as a form of leverage. the Company also has authority to issue preferred stock or engage in reverse repurchase agreements to finance investments.

• Leverage exaggerates the effects of market downturns or upturns on the NAV and market value of the Company’s common stock, as well as on distributions to holders of the Company’s common stock.

• Leverage can also increase the volatility of the Company’s NAV, and expenses related to leverage can reduce the Company’s income.

• In the case of leverage, if the Company’s assets decline in value so that asset coverage requirements for any borrowings or preferred stock would not be met, the Company may be prevented from paying distributions, which could jeopardize the Company’s qualification for pass- through tax treatment, make the Company liable for excise taxes and/or force the Company to sell portfolio securities at an inopportune time.

• The use of leverage through investments such as CLO equity or junior debt securities that inherently involve leverage, may magnify the Company’s risk of loss. CLO equity or junior debt securities are very highly leveraged, and therefore the CLO securities in which the Company is currently invested and in which the Company intends to invest are subject to a higher degree of loss since the use of leverage magnifies losses.

• The Company utilizes a revolving credit agreement with Texas Capital Bank to provide for a maximum borrowing amount of $62 million and a fee of London Interbank Offered Rate (“LIBOR”) +2.35%, with a maturity date of May 2022 (the “Credit Facility”). The United Kingdom’s Financial Conduct Authority had announced plans to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR.

•  The Credit Facility imposes asset coverage requirements, which are more stringent than those imposed by the Investment Company Act, or by the Company’s policies. In addition, the Company agreed not to purchase assets not contemplated by the investment policies and restrictions in effect when the Credit Facility became effective unless changes to these policies and restrictions are consented to by Texas Capital Bank.

• The covenants or guidelines under the Credit Facility could impede the Adviser from fully managing the Company’s portfolio in accordance with the Company’s investment objectives and policies. Furthermore, non-compliance with such covenants or the occurrence of other events could lead to the cancellation of the Credit Facility.

• For as long as the Credit Facility remains in effect, the Company may not incur additional debt under any other facility, except in limited circumstances.

• The Credit Facility allows the Company to prepay borrowings under the Credit Facility at any time. The Company does not anticipate that such guidelines will have a material adverse effect on the holders of the Company’s common stock or on the Company’s ability to achieve the Company’s investment objectives. The Company may also consider alternative measures of obtaining leverage in the future.

Risks Related To Company Operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Company’s Operations

• The Company’s performance is highly dependent on the Adviser. The Adviser may rely on assumptions that prove to be incorrect.

• The Adviser and its affiliates may serve as investment adviser to other funds, investment vehicles and investors, which may create conflicts of interest not in the best interest of the Company or the Company’s stockholders.

• The Company may generate low or negative rates of return on capital, and the Company may not be able to execute the Company’s business plans as expected, if at all.

• The Company’s business model depends to a significant extent upon strong referral relationships, and the Company’s inability to maintain or develop these relationships, as well as the failure of these relationships to generate investment opportunities, could adversely affect the Company’s business.

• If the Company is unable to source investments effectively, the Company may be unable to achieve the Company’s investment objective.

• The Company’s quarterly results may fluctuate.

• The Company makes distributions to the Company’s stockholders on a quarterly basis. If the amount of any distribution exceeds the Company’s net investment income or capital gains, then all or a portion of such distribution could constitute a return of capital to stockholders rather than dividend income for tax purposes. A return of capital distribution has the effect of lowering stockholders’ basis in their shares, which will result in higher tax liability when the shares are sold, even if such shares have not increased in value or have, in fact, lost value. In addition to the tax consequences, such a distribution is a return of a shareholder’s own investment, but distributed net of Company expenses, and will decrease the funds available for investment by the Company.

• Financing arrangements with lenders or preferred shareholders may limit the Company’s ability to make dividend payments to the Company’s stockholders.

• The Company may change the Company’s business strategy and operational policies without stockholder consent (unless stockholder consent is specifically required by the Investment Company Act), which may result in a determination to pursue riskier business activities.

• Laws and regulations may prohibit the banks in which the Company invests from paying interest and/or dividends to the Company.

• Legal and regulatory changes could occur that may adversely affect the Company.

• The Company may be required to register as a commodity pool operator.

• Market fluctuations caused by force majeure, terrorism, global pandemics, or certain other acts may adversely affect the Company’s performance. The recent global outbreak of the COVID-19 virus and the resulting pandemic has disrupted economic markets and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The operational and financial performance of some of the portfolio banks in which the Company makes investments may be impacted by COVID-19, which may in turn impact the valuation of the Company’s investments and results of the Company’s operations.

• Changes in interest rates may affect the Company’s net investment income, reinvestment risk and the probability of defaults of the Company’s investments.

Risks Related To Adviser And Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Adviser and/or its Affiliates

• The Company’s performance is dependent on the Adviser, and the Company may not find a suitable replacement if the management agreement is terminated.

• The departure or death of any of the members of senior management of the Adviser or ArrowMark Partners may adversely affect the Company’s ability to achieve the Company’s business objective; The Company’s management agreement does not require the availability to the Company of any particular individuals.

• If the Adviser ceases to be the Company’s manager under the Company’s management agreement, financial institutions that provided the Company’s credit facilities may not provide future financing to the Company.

• The Adviser’s liability is limited under the Company’s management agreement, and the Company has agreed to indemnify the Adviser against certain liabilities.

• There may be potential conflicts of interest between the Company’s management and the Adviser, on one hand, and the interest of the Company’s common stockholders, on the other.

• The Company is limited in the Company’s ability to conduct transactions with affiliates.

• The Adviser’s investment committee is not independent from its management.

• The Company may compete with the Adviser’s current and future investment vehicles for access to capital and assets.

• There may be other conflicts of interest in the Company’s relationship with the Adviser and/or its affiliates that could negatively affect the Company’s earnings.

• The Adviser’s management of the Company’s business is subject to the oversight of the Company’s board of directors, but the Company’s board of directors will not approve each business decision made by the Adviser.

• The Adviser may be incentivized to incur additional leverage, up to the extent permitted by regulations, even if additional leverage is not in the best interests of the Company’s stockholders.

Risks Related To Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Offerings

• The price for the Company’s common stock may be volatile.

• The price for the Company’s common stock is subject to market risk.

• Future offerings of debt securities or preferred stock, which would rank senior to the Company’s common stock upon the Company’s liquidation, and future offerings of equity securities, which would dilute the Company’s existing stockholders and may be senior to the Company’s common stock for the purposes of dividend and liquidating distributions, may adversely affect the market value of the Company’s common stock.

Risks Related To Taxation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Taxation

• Despite the Company’s election to be treated as a RIC, the Company may not be able to meet the requirements to maintain an election to be treated as a RIC.

• The Company will be subject to corporate-level federal income tax on all of the Company’s income if the Company is unable to maintain RIC status under Subchapter M of the Code.

• Whether an investment in a RIC is appropriate for a Non-U.S. Stockholder will depend upon the Non-U.S. Stockholder’s particular circumstances.

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
[2]	The related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.
[3]	For the purposes of calculating our expenses, we have assumed the maximum contractual management fee of 1.75% of Managed Assets. See “Management—Management Agreement.”
[4]	We entered into a revolving credit agreement on June 9, 2014. Interest expense assumes that leverage will represent approximately 30% of our Managed Assets (as defined under “Management—Management Agreement — Management Fee”) and charge interest or involve payment at a rate set by an interest rate transaction at the rate of 7.16% as of February 2, 2023. We have assumed for purposes of these expense estimates that we will utilize leverage for the entire year.
[5]	Includes fees and expenses of approximately 0.00% incurred indirectly as a result of investment in shares of one or more “Acquired Funds,” which include (i) investment companies, or (ii) companies that would be an investment company under Section 3(a) of the 1940 Act except for exceptions under Sections 3(c)(1) and 3(c)(7) under the 1940 Act.
[6]	Pursuant to the management agreement, our Adviser furnishes us, or arranges for the furnishing of office facilities and clerical and administrative services necessary for our operation (other than services provided by our custodian, accounting agent, administrator, dividend and interest paying agent and other service providers). We bear all expenses incurred in our operations, and we will bear the expenses related to any future offering. “Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses.
[7]	Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund” fees and expenses.
[8]	On June 9, 2014, the Company entered into the Credit Facility, a revolving credit agreement which had an initial aggregate principal amount of up to $45,000,000 and stated maturity date of June 9, 2019. The interest rate applicable to borrowings thereunder was generally LIBOR plus an applicable margin of 2.85%. The Credit Facility’s commitment was increased to $70 million on January 16, 2015.The Credit Facility was further amended in May 2017 to reflect a single lender, Texas Capital Bank, N.A., a reduced rate of LIBOR +2.35% and a maximum borrowing amount of $62 million. In May 2022, the Credit Facility was further amended to reflect the addition of two lenders, a new rate of SOFR +2.61% and a maximum borrowing amount of $70 million. See “Leverage—Effects of Leverage” for a description of our revolving credit agreement.
[9]	Total amount of each class of senior securities outstanding at the end of the period.
[10]	The asset coverage ratio for senior securities representing indebtedness is calculated as our consolidated total assets, less all consolidated liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit.
[11]	Source: The NASDAQ Global Select Market.
[12]	Based on our computations.
[13]	Based on our computations.